Fair Value Of Financial Instruments (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Interest Rate Swaps Liabilities at Fair Value	$ 1,619,000
Income loss recognized on hedge ineffectiveness	0	0	0
Fair Value, Inputs, Level 2 [Member]
Interest Rate Swaps Liabilities at Fair Value	$ 1,619,000